Consolidated Balance Sheets	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 154,197,758	$ 22,149,122	¥ 190,586,342
Accounts receivable, net	214,591	30,824	439,783
Subscription receivable	8,530,931	1,225,392
Prepaid expenses and other current assets	16,490,369	2,368,693	7,836,092
Loan receivable, net	4,126,502	592,735	14,532,685
Total current assets	183,560,151	26,366,766	213,394,902
Long-term investments	45,726,391	6,568,185	66,390,898
Property and equipment, net	42,070,794	6,043,091	37,430,741
Intangible assets, net	135,599,770	19,477,688	17,122,578
Goodwill	200,478,795	28,796,977	0
Other non-current assets	16,402,750	2,356,108	799,652
Right-of-use assets	40,786,291	5,858,584
Deferred income tax assets	11,464,891	1,646,829
Total assets	676,089,833	97,114,228	335,138,771
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to the Company of RMB 455,577 and nil as of December 31, 2018 and 2019, respectively)	47,747,054	6,858,437	18,111,939
Short-term loan	4,991,000	716,912
Payable for business acquisition (including payable for business acquisition of VIE without recourse to the Company of nil and RMB 19,642,082 as of December 31, 2018 and 2019, respectively)	19,642,082	2,821,409
Lease liabilities-current	20,556,017	2,952,687
Deferred revenues	171,880,131	24,689,036	1,633,976
Total current liabilities	264,816,284	38,038,481	19,745,915
Other non-current liabilities	12,500,120	1,795,530
Deferred income tax liabilities	48,241,809	6,929,502
Total liabilities	325,558,213	46,763,513	19,745,915
Mezzanine equity-redeemable non-controlling interests	44,896,428	6,448,968	39,208,619
Shareholders’ equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 48,177,742 and 64,044,572 shares as of December 31, 2018 and 2019,respectively Outstanding:45,796,886 and 62,357,078 shares as of December 31, 2018 and 2019	4,692,312	674,008	3,534,871
Treasury shares—585,358 common shares as of December 31, 2018 and 2019, at cost	(27,737,073)	(3,984,181)	(27,737,073)
Additional paid-in capital	560,814,066	80,555,900	410,195,990
Accumulated other comprehensive loss	(37,478,167)	(5,383,402)	(38,288,364)
Accumulated deficits	(200,151,065)	(28,749,902)	(71,888,585)
Total shareholders’ equity attributable to ATA Creativity Global	300,140,073	43,112,423	275,816,839
Non-redeemable non-controlling interests	5,495,119	789,324	367,398
Total shareholders’ equity	305,635,192	43,901,747	276,184,237
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders’ equity	¥ 676,089,833	$ 97,114,228	¥ 335,138,771